Cover	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 16, 2026
Registrant Name	Columbia Financial, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-294103
Entity Tax Identification Number	42-1991301
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, Postal Zip Code	07410
City Area Code	800
Local Phone Number	522-4167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company	false
Entity Address, State or Province	NJ
false	false
0002115119	0002115119